Statements of Cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss for the year	$ (27,646)	$ (12,478)
Adjustments for operating activities:
Depreciation	58	34
Share-based compensation	3,211	2,019
Change in other receivables and prepaid expenses	(64)	(2,058)
Change in trade payables	352	1,175
Change in accrued expenses	2,823	(1,279)
Change in employees and related expenses	907	215
Change in operating leases	(11)	(2)
Net cash used in operating activities	(20,370)	(12,374)
Cash flows from investing activities
Investment in deposits	19,601	(45,951)
Long-term lease deposit	0	4
Sale of asset held for sale	0	1,000
Purchase of property and equipment	(68)	(239)
Net cash provided by (used in) investing activities	19,533	(45,186)
Cash flows from financing activities
Cash acquired in Merger	0	2,427
Exercise of options	143	10
Treasury share at cost	(1,218)	0
Issuance of shares and warrants, net of issuance costs	267	58,637
Net cash provided by (used in) financing activities	(808)	61,074
Change in cash, cash equivalents and restricted cash	(1,645)	3,514
Cash, cash equivalents and restricted cash at beginning of the year	15,241	11,727
Cash, cash equivalents and restricted cash at end of the year	13,596	15,241
A. Cash paid and received during the year for:
Income taxes received	351	0
Income taxes paid	(5)	0
Interest received	972	74
B. Significant non- cash transaction:
Right-of-use asset recognized with corresponding lease liability	17	345
Liabilities assumed, net of non-cash assets received in Merger	$ 0	$ 49